American Beacon Balanced Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

Supplement dated May 14, 2021 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated February 28, 2021

Effective May 6, 2021, Mark M. Michel of American Beacon Advisors, Inc. no longer serves as an associate portfolio manager for the American Beacon Balanced Fund, American Beacon International Equity Fund, and American Beacon Large Cap Value Fund (the “Funds”). Accordingly, effective as of May 6, 2021, all references to Mr. Michel in the Funds’ Prospectus, Summary Prospectuses, and Statement of Additional Information are deleted.

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